Long term Debt - Information Per Loan (Details) (USD $) In Thousands, unless otherwise specified	84 Months Ended	52 Months Ended	47 Months Ended	41 Months Ended	11 Months Ended	10 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 27, 2007	Sep. 03, 2010	Jan. 20, 2011	Jul. 21, 2011	Oct. 03, 2011	Feb. 06, 2014	Mar. 14, 2014
Commerzbank $120,000 facility
Long term debt [Line Items]
Loan amount							$ 120,000
Vessels provided as security	Star Gamma, Star Delta, Star Epsilon, Star Zeta and Star Theta
Commerzbank $26,000 facility
Long term debt [Line Items]
Loan amount								26,000
Vessels provided as security		Star Aurora
Credit Agricole Corporate and Investment Bank $70,000 facility
Long term debt [Line Items]
Loan amount									70,000
Vessels provided as security			Star Borealis and Star Polaris
ABN Amro Bank N.V. $31,000 facility
Long term debt [Line Items]
Loan amount										31,000
Vessels provided as security				Star Big and Star Mega
HSH Nordbank AG $64,500 facility
Long term debt [Line Items]
Loan amount											64,500
HSH Nordbank AG $64,500 facility - Supramax tranche
Long term debt [Line Items]
Loan amount											48,500
HSH Nordbank AG $64,500 facility - Capesize tranche
Long term debt [Line Items]
Loan amount											16,000
HSH Nordbank AG $35,000 facility
Long term debt [Line Items]
Loan amount												35,000
Vessels provided as security					Star Challenger and Star Fighter
Deutsche Bank AG $39,000 facility
Long term debt [Line Items]
Loan amount													$ 39,000
Vessels provided as security						Star Sirius and Star Vega